Supplemental Disclosure of Noncash Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed) [Abstract]
Supplemental Disclosure Of Noncash Activities
12. Supplemental Disclosure of Noncash Activities
As noted in Note 5, during the nine months ended September 30, 2021, the Company recorded certain adjustments to goodwill in the amount of $4,018,000 to update the estimates of provisional amounts recorded as of the Business Combination date.

12. Supplemental Disclosure of Noncash Activities
As described in Note 1, on April 1, 2020, the Company acquired a restaurant from a franchisee, with financing on a note payable of $600,000.
As described in Note 5, consideration issued in the business combination included shares of stock valued at $103,680,000, and contingent consideration valued at $103,207,000.